UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 110.5%
MONEY MARKET FUNDS - 110.5%
1,675,261	Fidelity Institutional Government Portfolio, 0.08% (a)	$1,675,261
1,675,260	Fidelity Institutional Money Market Portfolio, 0.17% (a)	1,675,260
1,400,260	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,400,260
5,085,260	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	5,085,260
1,675,260	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	1,675,260
	TOTAL SHORT TERM INVESTMENTS (Cost $11,511,301)	$11,511,301

	TOTAL INVESTMENTS (Cost $11,511,301) - 110.5%	$11,511,301
	Liabilities in Excess of Other Assets - (10.5)%	(1,091,035)
	TOTAL NET ASSETS - 100.0%	$10,420,266

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $3,410,000 of this security is held as collateral for swap contracts.

	Direxion Monthly Small Cap Bull 2X Fund
	Long Equity Swap Contracts
	May 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	31,550	$ 22,065,574	10/17/2011	$ (1,170,428)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 107.3%
MONEY MARKET FUNDS - 107.3%
4,413,763	Fidelity Institutional Government Portfolio, 0.08%(a)	$4,413,763
4,413,863	Fidelity Institutional Money Market Portfolio, 0.17%(a)	4,413,863
4,877,253	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	4,877,253
10,753,763	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	10,753,763
4,413,763	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	4,413,763
	TOTAL SHORT TERM INVESTMENTS (Cost $28,872,405)	$28,872,405

	TOTAL INVESTMENTS (Cost $28,872,405) - 107.3%	$28,872,405
	Liabilities in Excess of Other Assets - (7.3)%	(1,972,674)
	TOTAL NET ASSETS - 100.0%	$26,899,731

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $6,340,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	81,350	$ 52,389,151	11/25/2011	$ (1,453,621)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.0%
MONEY MARKET FUNDS - 91.0%
2,868,936	Fidelity Institutional Government Portfolio, 0.08% (a)	$2,868,936
2,868,937	Fidelity Institutional Money Market Portfolio, 0.17% (a)	2,868,937
3,171,437	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	3,171,437
9,728,937	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	9,728,937
2,868,937	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	2,868,937
	TOTAL SHORT TERM INVESTMENTS (Cost $21,507,184)	$21,507,184

	TOTAL INVESTMENTS (Cost $21,507,184) - 91.0%	$21,507,184
	Other Assets in Excess of Liabilities - 9.0%	2,115,326
	TOTAL NET ASSETS - 100.0%	$23,622,510

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $6,860,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

	Number of	Notional	Termination	Unrealized
Reference Entity	Contracts	Amount	Date	Appreciation
NYSE Current 10 Year U.S. Treasury Index	46,515	$ 46,638,912	11/10/2011	$ 556,846

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.6%
MONEY MARKET FUNDS - 94.6%
2,352,099	Fidelity Institutional Government Portfolio, 0.08% (a)	$2,352,099
2,352,099	Fidelity Institutional Money Market Portfolio, 0.17% (a)	2,352,099
2,352,099	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	2,352,099
9,897,099	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	9,897,099
2,352,098	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	2,352,098
	TOTAL SHORT TERM INVESTMENTS (Cost $19,305,494)	$19,305,494

	TOTAL INVESTMENTS (Cost $19,305,494) - 94.6%	$19,305,494
	Other Assets in Excess of Liabilities - 5.4%	1,111,119
	TOTAL NET ASSETS - 100.0%	$20,416,613

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $7,545,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
May 31, 2010 (Unaudited)

	Number of	Notional	Termination	Unrealized
Reference Entity	Contracts	Amount	Date	Depreciation
NYSE Current 10 Year U.S. Treasury Index	40,220	$ 39,679,033	6/30/2011	$ (1,142,895)

Dynamic HY Bond Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.8%
MONEY MARKET FUNDS - 75.8%
1,756,635	Fidelity Institutional Government Portfolio, 0.08%(a)	$1,756,635
1,756,635	Fidelity Institutional Money Market Portfolio, 0.17%(a)	1,756,635
1,750,151	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	1,750,151
2,576,635	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	2,576,635
1,756,635	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	1,756,635
	TOTAL SHORT TERM INVESTMENTS (Cost $9,596,691)	$9,596,691

	TOTAL INVESTMENTS (Cost $9,596,691) - 75.8%	$9,596,691
	Other Assets in Excess of Liabilities - 24.2%	3,056,625
	TOTAL NET ASSETS - 100.0%	$12,653,316

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $820,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Depreciation
13	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $707,688)	$(6,630)

Dynamic HY Bond Fund
Credit Default Swap Contracts - Sell Protection1
May 31, 2010 (Unaudited)

	Implied				Upfront
	Credit	Receive	Termination	Notional	Payments	Unrealized
Reference Entity	Spread2	Fixed Rate	Date	Amount3	Received	Depreciation
Markit CDX North American High Yield Index	6.37%	5.00%	6/20/2015	$9,250,000	$(367,092)	(20,380)

1 If the Fund is a seller of protection and a credit event occurs, i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

2  Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

3 The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or is entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

HY Bear Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 89.5%
MONEY MARKET FUNDS - 89.5%
11,316,017	Fidelity Institutional Government Portfolio, 0.08%(a)	$11,316,017
11,316,017	Fidelity Institutional Money Market Portfolio, 0.17%(a)	11,316,017
11,427,944	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	11,427,944
11,316,017	Goldman Sachs Financial Square Government Fund, 0.08% (a)	11,316,017
11,316,017	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	11,316,017
	TOTAL SHORT TERM INVESTMENTS (Cost $56,692,012)	56,692,012

	TOTAL INVESTMENTS (Cost $56,692,012) - 89.5%	$56,692,012
	Other Assets in Excess of Liabilities - 10.5%	6,661,315
	TOTAL NET ASSETS - 100.0%	$63,353,327

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

HY Bear Fund
Short Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
59	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $3,211,813)	$17,374

HY Bear Fund
Credit Default Swap Contracts - Buy Protection1
May 31, 2010 (Unaudited)

		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	Paid	Depreciation
Bank of America	Markit CDX North American High Yield Index	6.37%	5.00%	6/20/2015	$29,900,000	$1,843,448	$(590,970)
Barclays Capital	Markit CDX North American High Yield Index	6.37%	5.00%	6/20/2015	21,800,000	1,369,722	(456,544)
					$51,700,000	$3,213,170	$(1,047,514)

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.7%
MONEY MARKET FUNDS - 93.7%
523,804	Fidelity Institutional Government Portfolio, 0.08%(a)	$523,804
523,804	Fidelity Institutional Money Market Portfolio, 0.17%(a)	523,804
523,804	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	523,804
16,017,541	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	16,017,541
523,804	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	523,804
	TOTAL SHORT TERM INVESTMENTS (Cost $18,112,757)	$18,112,757

	TOTAL INVESTMENTS (Cost $18,112,757) - 93.7%	$18,112,757
	Other Assets in Excess of Liabilities - 6.3%	1,210,616
	TOTAL NET ASSETS - 100.0%	$19,323,373

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $15,493,737 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	48,750	$40,586,325	5/6/2011	$(4,923,817)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	290	241,444	5/9/2011	(29,339)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	870	726,700	5/10/2011	(90,376)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	800	650,122	5/20/2011	(65,004)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	240	198,867	5/23/2011	(23,403)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	230	190,842	5/30/2011	(22,831)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	785	639,754	5/31/2011	(65,648)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	295	232,316	6/10/2011	(16,705)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	660	471,568	6/20/2011	10,485
		52,920	$43,937,938		$(5,226,638)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.9%
MONEY MARKET FUNDS - 81.9%
407,426	Fidelity Institutional Government Portfolio, 0.08%(a)	$407,426
407,426	Fidelity Institutional Money Market Portfolio, 0.17%(a)	407,426
407,426	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	407,426
15,243,958	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	15,243,958
407,427	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	407,427
	TOTAL SHORT TERM INVESTMENTS (Cost $16,873,663)	$16,873,663

	TOTAL INVESTMENTS (Cost $16,873,663) - 81.9%	$16,873,663
	Other Assets in Excess of Liabilities - 18.1%	3,722,509
	TOTAL NET ASSETS - 100.0%	$20,596,172

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $14,836,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	105,694	$4,582,363	5/16/2011	$(563,553)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	8,700	369,533	5/17/2011	(38,647)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	88,000	3,722,840	5/20/2011	(375,816)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,600	68,920	5/27/2011	(8,053)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	9,500	404,557	5/30/2011	(43,090)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	8,600	361,759	5/31/2011	(34,519)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	77,800	3,289,609	6/3/2011	(329,147)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	88,700	3,574,309	6/6/2011	(198,820)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	19,600	748,818	6/7/2011	(2,776)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	195,400	7,738,713	6/13/2011	(299,864)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	439,200	16,145,478	6/20/2011	579,297
Merrill Lynch	iShares MSCI Emerging Market Index Fund	3,400	127,313	6/24/2011	2,179
Merrill Lynch	iShares MSCI Emerging Market Index Fund	32,600	1,190,552	6/27/2011	51,150
Merrill Lynch	iShares MSCI Emerging Market Index Fund	2,000	76,200	6/28/2011	-
		1,080,794	$42,400,964		$(1,261,659)

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 92.7%
MONEY MARKET FUNDS - 92.7%
1,195,221	Fidelity Institutional Government Portfolio, 0.08%(a)	$1,195,221
1,195,221	Fidelity Institutional Money Market Portfolio, 0.17%(a)	1,195,221
1,195,220	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	1,195,220
7,201,465	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	7,201,465
1,195,220	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	1,195,220
	TOTAL SHORT TERM INVESTMENTS (Cost $11,982,347)	$11,982,347

	TOTAL INVESTMENTS (Cost $11,982,347) - 92.7%	$11,982,347
	Other Assets in Excess of Liabilities - 7.3%	944,078
	TOTAL NET ASSETS - 100.0%	$12,926,425

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $6,006,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
May 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	123,080	$4,890,014	6/6/2011	$200,701
Merrill Lynch	iShares MSCI Emerging Market Index Fund	207,300	8,186,457	6/13/2011	288,412
Merrill Lynch	iShares MSCI Emerging Market Index Fund	123,200	4,797,205	6/17/2011	103,422
Merrill Lynch	iShares MSCI Emerging Market Index Fund	69,400	2,534,219	6/27/2011	(109,902)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	157,000	5,980,522	6/28/2011	(1,178)
		679,980	$26,388,417		$481,455

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -118.1%
MONEY MARKET FUNDS - 118.1%
479,058	Fidelity Institutional Government Portfolio, 0.08%(a)	$479,058
479,058	Fidelity Institutional Money Market Portfolio, 0.17%(a)	479,058
434,739	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	434,739
2,159,058	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	2,159,058
479,058	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	479,058
	TOTAL SHORT TERM INVESTMENTS (Cost $4,030,971)	$4,030,971

	TOTAL INVESTMENTS (Cost $4,030,971) - 118.1%	$4,030,971
	Other Liabilities in Excess of Assets - (18.1)%	(616,463)
	TOTAL NET ASSETS - 100.0%	$3,414,508

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $1,680,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	141,300	$7,636,891	10/5/2011	$(813,009)

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 103.0%
MONEY MARKET FUNDS - 103.0%
700,854	Fidelity Institutional Government Portfolio, 0.08%(a)	$700,854
700,854	Fidelity Institutional Money Market Portfolio, 0.17%(a)	700,854
700,854	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	700,854
1,420,853	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	1,420,853
700,854	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	700,854
	TOTAL SHORT TERM INVESTMENTS (Cost $4,224,269)	$4,224,269

	TOTAL INVESTMENTS (Cost $4,224,269) - 103.0%	$4,224,269
	Other Liabilities in excess of Assets - (3.0)%	(122,449)
	TOTAL NET ASSETS - 100.0%	$4,101,820

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $720,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	169,800	$8,090,140	11/25/2011	$(114,348)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 95.3%
MONEY MARKET FUNDS - 95.3%
1,401,197	Fidelity Institutional Government Portfolio, 0.08% (a)	$1,401,197
1,401,197	Fidelity Institutional Money Market Portfolio, 0.17% (a)	1,401,197
1,199,608	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,199,608
3,871,197	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	3,871,197
1,401,197	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	1,401,197
	TOTAL SHORT TERM INVESTMENTS (Cost $9,274,396)	$9,274,396

	TOTAL INVESTMENTS (Cost $9,274,396) - 95.3%	$9,274,396
	Other Assets in Excess of Liabilities - 4.7%	456,539
	TOTAL NET ASSETS - 100.0%	$9,730,935

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) 2,470,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	494,550	$ 20,023,780	10/13/2011	$ (545,060)

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 109.2%
MONEY MARKET FUNDS - 109.2%
10,410,131	Fidelity Institutional Government Portfolio, 0.08% (a)	$10,410,131
10,410,130	Fidelity Institutional Money Market Portfolio, 0.17% (a)	10,410,130
10,410,130	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	10,410,130
10,410,131	Goldman Sachs Financial Square Government Fund, 0.08% (a)	10,410,131
10,410,130	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	10,410,130
	TOTAL SHORT TERM INVESTMENTS (Cost $52,050,652)	$52,050,652

	TOTAL INVESTMENTS (Cost $52,050,652) - 109.2%	$52,050,652
	Liabilities in Excess of Other Assets - (9.2)%	(4,370,518)
	TOTAL NET ASSETS - 100.0%	$47,680,134

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 96.8%
11,235	AllianceBernstein Global High Income Fund	$144,145
15,115	BlackRock Credit Allocation Income Trust II Fund	149,487
13,772	BlackRock Corporate High Yield Fund VI	146,259
11,371	BlackRock Floating Rate Income Strategies Fund	156,237
10,074	Evergreen Multi-Sector Income Fund	143,454
21,147	iShares Barclays 1-3 Year Credit Bond Fund	2,189,137
23,809	iShares Barclays 1-3 Year Treasury Bond Fund	1,996,146
43,675	iShares Barclays 20+ Year Treasury Bond Fund	4,214,638
17,397	iShares Barclays 3-7 Year Treasury Bond Fund	1,973,690
62,352	iShares Barclays 7-10 Year Treasury Bond Fund	5,804,971
60,623	iShares Barclays Aggregate Bond Fund	6,408,457
21,612	iShares Barclays MBS Bond Fund	2,342,525
3,162	iShares Barclay Short Treasury Bond Fund	348,452
19,313	iShares Barclays TIPS Bond Fund	2,049,109
17,023	iShares iBoxx $ High Yield Corporate Bond Fund	1,440,316
10,875	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,146,878
6,926	iShares S&P National AMT-Free Municipal Bond Fund	725,083
21,506	MFS Charter Income Trust	192,049
26,703	MFS Government Markets Income Trust	201,875
23,439	MFS Intermediate Income Trust	155,166
23,836	Putnam Premier Income Trust	149,452
9,523	SPDR Barclays Capital 1-3 Month T-Bill ETF	436,725
10,532	Templeton Emerging Markets Income Fund	147,869
162,045	Vanguard Total Bond Market ETF	13,036,520
8,768	Western Asset Emerging Markets Debt Fund	149,056
16,089	Western Asset High Income Fund II	143,997
12,375	Western Asset/Claymore - Linked Opportunities & Income Fund	149,614
	TOTAL INVESTMENT COMPANIES (Cost $43,614,268)	$46,141,307

SHORT TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
383,012	Fidelity Institutional Government Portfolio, 0.08%(a)	$383,012
383,012	Fidelity Institutional Money Market Portfolio, 0.17%(a)	383,012
383,012	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	383,012
383,013	Goldman Sachs Financial Square Government Fund, 0.08%(a)	383,013
383,012	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	383,012
	TOTAL SHORT TERM INVESTMENTS (Cost $1,915,061)	$1,915,061

	TOTAL INVESTMENTS (Cost $45,529,329) - 100.8%	$48,056,368
	Liabilities in Excess of Other Assets - (0.8)%	(395,244)
	TOTAL NET ASSETS - 100.0%	$47,661,124

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

Evolution All-Cap Equity Fund
Schedule of Investments
May 31, 2010 (Unaudited)
Shares		Value
COMMON STOCKS - 67.2%
Ambulatory Health Care Services - 0.2%
399	Almost Family, Inc. (a)	$14,512
668	Bio-reference Labs, Inc. (a)	15,277
		29,789
Apparel Manufacturing - 0.7%
1,152	True Religion Apparel, Inc. (a)	31,807
1,896	Under Armour, Inc. - Class A (a)	63,876
		95,683
Beverage and Tobacco Product Manufacturing - 0.8%
5,224	Altria Group, Inc.	105,995

Broadcasting (except Internet) - 0.9%
8,251	Liberty Media Holding Corp. - Class A (a)	107,016
385	Liberty Media Holdings Corp. (a)	16,297
		123,313
Building Material and Garden Equipment and Supplies Dealers - 0.1%
309	Wesco International, Inc. (a)	11,557

Chemical Manufacturing - 6.7%
2,926	E.I. du Pont de Nemours & Co.	105,833
770	Impax Laboratories, Inc. (a)	16,332
1,107	Innophos Holdings, Inc.	31,594
1,813	Johnson & Johnson	105,698
17,565	Keryx Biopharmaceuticals Inc. (a)	90,108
3,237	Lilly Eli & Co.	106,141
350	Lubrizol Corp.	30,999
2,803	Medicis Pharmaceutical Corp.	65,002
1,476	Medifast, Inc. (a)	46,302
1,070	Perrigo Co.	63,569
1,626	Polyone Corp. (a)	16,244
2,711	Quidel Corp. (a)	31,719
1,446	The Scotts Miracle-Gro Co. - Class A	64,246
438	Stepan Co.	31,593
3,114	Vertex Pharmaceuticals, Inc. (a)(b)	107,713
954	ViroPharma, Inc. (a)	11,610
		924,703
Clothing and Clothing Accessories Stores - 2.3%
1,667	The Buckle, Inc.	59,262
1,319	Cato Corp.	31,300
1,622	Childrens Place Retail Stores Inc. (a)	76,445
2,224	Citi Trends, Inc. (a)	75,794
2,734	The Gap, Inc.	59,601
1,068	Talbots, Inc. (a)	16,271
		318,673
Computer and Electronic Product Manufacturing - 10.8%
3,599	Acme Packet, Inc. (a)	105,487
252	Apple, Inc. (a)	64,804
1,128	Cirrus Logic, Inc. (a)	16,207
964	Dolby Laboratories, Inc. (a)	63,634
4,305	FLIR Systems, Inc. (a)	122,650
7,175	Hologic, Inc. (a)	106,908
2,539	Illumina, Inc. (a)	106,740
1,229	Integrated Silicon Solution (a)	11,577
2,902	Interdigital, Inc. (a)	75,742
6,873	Intermec, Inc. (a)	75,878
6,590	Isilon Systems, Inc. (a)	90,019
1,894	Mindspeed Technologies, Inc. (a)	16,482
3,364	Netgear, Inc. (a)	76,396
980	Northrop Grumman Corp.	59,280
1,135	Raytheon Co.	59,485
4,529	Sandisk Corp. (a)	211,142
1,416	Silicon Laboratories, Inc. (a)	64,329
6,290	STEC, Inc. (a)	75,983
1,442	Thoratec Corp. (a)	63,261
899	Western Digital Corp. (a)	31,294
		1,497,298
Construction of Buildings - 1.3%
14,096	Hovnanian Enterprises, Inc. (a)	87,254
17,599	Standard Pacific Corp. (a)	88,875
		176,129
Credit Intermediation and Related Activities - 0.4%
5,051	Fifth Street Finance Corp.	57,632

Data Processing, Hosting and Related Services - 0.8%
2,609	Automatic Data Processing Inc.	106,656

Educational Services - 1.7%
1,466	Bridgepoint Education, Inc. (a)	31,622
1,545	Career Education Corp. (a)	43,260
2,344	Corinthian Colleges, Inc. (a)	31,386
2,651	Lincoln Educational Services Corp. (a)	63,173
2,659	Universal Technical Institute Inc. (a)	65,279
		234,720
Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
2,039	Power-One, Inc. (a)	16,284

Electronics and Appliance Stores - 0.1%
690	Gamestop Corp. (a)	15,725

Fabricated Metal Product Manufacturing - 0.8%
452	Alliant Techsystems, Inc. (a)	31,093
4,813	Sturm Ruger & Co, Inc.	75,757
		106,850
Food and Beverage Stores - 0.1%
744	Spartan Stores, Inc.	11,339

Food Manufacturing - 1.6%
4,384	Conagra Foods, Inc.	106,005
803	Del Monte Foods Co.	11,708
3,677	Kraft Foods, Inc.	105,162
		222,875
Food Services and Drinking Places - 1.1%
446	Chipotle Mexican Grill, Inc. (a)	63,457
1,380	Darden Restaurants, Inc.	59,202
3,058	Sonic Corp. (a)	32,262
		154,921
Funds, Trusts, and Other Financial Vehicles - 1.1%
1,792	Amerigroup Corp. (a)	64,368
1,423	Centene Corp. (a)	32,473
2,811	Solar Capital Ltd.	59,987
		156,828
Furniture and Related Product Manufacturing - 0.3%
2,099	Furniture Brands International, Inc. (a)	16,456
1,362	Leggett & Platt, Inc.	31,707
		48,163
General Merchandise Stores - 0.3%
2,347	Freds, Inc.	32,130
533	Macys, Inc.	11,838
		43,968
Health and Personal Care Stores - 0.6%
3,545	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	90,681

Heavy and Civil Engineering Construction - 0.1%
333	Fluor Corp.	15,624

Insurance Carriers and Related Activities - 2.3%
1,938	Allstate Corp.	59,361
1,242	Aspen Insurance Holdings Ltd.	31,373
2,294	Delphi Financial Group, Inc. - Class A	59,575
729	Life Partners Holdings, Inc.	14,741
1,152	Principal Financial Group, Inc.	31,323
1,452	Protective Life Corp.	31,247
664	Reinsurance Group of America Inc.	31,188
2,573	Unum Group	59,436
		318,244
Leather and Allied Product Manufacturing - 1.3%
1,568	Crocs, Inc. (a)	16,229
522	Deckers Outdoor Corp. (a)	75,544
708	Iconix Brand Group, Inc. (a)	11,505
3,891	Timberland Co. (a)	74,746
		178,024
Machinery Manufacturing - 2.8%
918	Brunswick Corp. (a)	16,451
1,180	Coinstar, Inc. (a)	63,319
597	Esterline Technologies Corp. (a)	32,035
164	Flowserve Corp.	15,596
947	IMAX Corp. (Canada) (a)	16,302
361	Nacco Industries, Inc.	30,526
4,720	Pitney Bowes, Inc.	106,861
211	Toro Co. (c)	11,286
9,208	Trimas Corp. (a)	92,909
		385,285
Merchant Wholesalers, Durable Goods - 1.2%
424	Applied Industrial Technologies Inc.	11,694
3,465	LKQ Corp. (a)	63,825
1,859	MWI Veterinary Supply, Inc. (a)	91,110
		166,629
Miscellaneous Manufacturing - 4.9%
227	Blyth, Inc.	11,268
1,072	Delcath Systems, Inc. (a)	16,316
4,672	Ev3, Inc. (a)	88,394
1,558	Hasbro, Inc.	62,554
1,565	Heartware International, Inc. (a)	92,570
529	Intuitive Surgical, Inc. (a)	170,745
1,368	Kid Brands, Inc. (a)	11,751
4,922	Mattel, Inc.	106,611
1,026	NewMarket Corp.	105,637
1,065	Symmetry Medical, Inc. (a)	11,598
		677,444
Motion Picture and Sound Recording Industries - 0.2%
843	Sina Corp. (a)	31,503

Nonstore Retailers - 0.8%
3,432	Nutri/System, Inc.	76,362
1,395	Overstock.com Inc. (a)	31,387
		107,749
Nursing and Residential Care Facilities - 0.1%
432	Odyssey Healthcare, Inc. (a)	11,474

Oil and Gas Extraction - 0.1%
254	Pioneer Natural Resource Co. (a)	15,090

Other Information Services - 2.5%
2,366	Baidu.com, Inc. (China) (a)	173,215
221	Google, Inc. (a)	107,225
1,429	WebMD Health Corp. (a)	65,062
		345,502
Paper Manufacturing - 1.7%
5,106	Boise, Inc. (a)	31,351
691	Domtar Corp. (a)	42,289
1,045	Kapstone Paper & Packaging Corp. (a)	11,547
1,746	Kimberly Clark Corp.	105,982
837	Rock-Tenn Co. - Class A	43,072
		234,241
Personal and Laundry Services - 0.5%
2,858	Shutterfly, Inc. (a)	66,020

Petroleum and Coal Products Manufacturing - 0.7%
2,039	Conocophillips	105,743

Primary Metal Manufacturing - 0.1%
376	General Cable Corp. (a)	11,716

Printing and Related Support Activities - 1.1%
3,865	American Greetings Corp.	91,136
3,298	Ennis, Inc.	58,012
		149,148
Professional, Scientific, and Technical Services - 3.4%
621	Barnes Group, Inc.	11,625
1,813	Cephalon, Inc. (a)	106,713
221	FactSet Research Systems Inc.	15,039
1,249	Incyte Corp. (a)	16,356
1,727	Inventiv Health, Inc. (a)	43,140
757	Jacobs Engineering Group, Inc. (a)	31,612
527	Synaptics, Inc. (a)	15,768
13,406	United Online, Inc.	91,362
1,632	Valassis Communications, Inc. (a)	59,601
6,526	Valueclick, Inc. (a)	75,897
		467,113
Publishing Industries (except Internet) - 3.1%
614	ACI Worldwide, Inc. (a)	11,734
4,750	LogMeIn, Inc. (a)	120,935
986	Microstrategy, Inc. (a)	75,981
1,725	Rovi Corp. (a)	64,411
6,570	Smith Micro Software, Inc. (a)	64,714
7,672	Tibco Software, Inc. (a)	87,538
		425,313
Rental and Leasing Services - 0.1%
345	Dollar Thrifty Automotive Group (a)	16,305

Social Assistance - 0.1%
701	Providence Services Corp. (a)	11,489

Sporting Goods, Hobby, Book, and Music Stores - 0.5%
2,274	Dicks Sporting Goods, Inc. (a)	64,832

Support Activities for Transportation - 0.7%
2,510	Hub Group, Inc. (a)	76,806
362	Tidewater, Inc.	15,135
		91,941
Telecommunications - 3.1%
4,322	AT&T, Inc.	105,025
3,079	Centurylink, Inc.	105,702
3,303	J2 Global Communications Inc. (a)	76,431
20,250	Qwest Communications International, Inc.	106,110
1,125	RCN Corp. (a)	16,267
195	Valmont Industries, Inc.	15,448
		424,983
Transportation Equipment Manufacturing - 1.2%
2,550	Astec Industries, Inc. (a)	76,168
893	China Automotive Systems, Inc. (a)	16,190
537	Polaris Industries, Inc.	31,522
1,052	TRW Automotive Holdings Corp. (a)	31,644
2,247	Wabash National Corp. (a)	16,391
		171,915
Utilities - 0.9%
2,262	Cleco Corporation	59,875
1,814	Idacorp, Inc.	59,953
		119,828
Waste Management and Remediation Services - 0.9%
263	Stericycle, Inc. (a)	15,417
3,278	Waste Management Inc.	106,568
		121,985
	TOTAL COMMON STOCKS (Cost $9,182,804)	$9,284,922

Shares
SHORT TERM INVESTMENTS - 54.4%
MONEY MARKET FUNDS - 54.4%
1,489,941	Fidelity Institutional Government Portfolio, 0.08%(b)	$1,489,941
1,489,941	Fidelity Institutional Money Market Portfolio, 0.17%(b)	1,489,941
1,490,156	Goldman Sachs Financial Square Federal Fund, 0.04%(b)	1,490,156
1,544,448	Goldman Sachs Financial Square Government Fund, 0.08%(b)	1,544,448
1,489,941	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(b)	1,489,941
	TOTAL SHORT TERM INVESTMENTS (Cost $7,504,427)	$7,504,427

	TOTAL INVESTMENTS (Cost $16,687,231) - 121.6%	$16,789,349
	Liabilities in Excess of Other Assets - (21.6)%	(2,985,821)
	TOTAL NET ASSETS - 100.0%	$13,803,528

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at May 31, 2010.

Evolution All-Cap Equity Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
38	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $2,068,625)	$3,164

Evolution All-Cap Equity Fund
Short Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Depreciation
104	E-Mini Russell 2000 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $6,870,968)	$(442)

Evolution Market Leaders Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$8
Miscellaneous Store Retailers - 0.0%
442	Spectrum Group International, Inc. (a)	862
	TOTAL COMMON STOCKS (Cost $7)	$870

INVESTMENT COMPANIES - 61.8%
22,624	iShares Barclays 20+ Year Treasury Bond Fund	$2,183,216
53,443	iShares Barclays Credit Bond Fund	5,511,577
35,909	iShares Barclays Intermediate Credit Bond Fund	3,740,572
41,570	iShares iBoxx $ High Yield Corporate Bond Fund	3,517,238
52,037	iShares iBoxx $ Investment Grade Corporate Bond Fund	5,487,822
21,019	iShares Russell 2000 Value Index Fund	1,315,159
39,387	iShares S&P MidCap 400 Growth Index Fund	3,237,218
93,926	iShares S&P SmallCap 600 Growth Index Fund	5,692,855
71,363	iShares S&P SmallCap 600 Value Index Fund	4,463,042
17,249	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	947,488
32,672	Rydex S&P Midcap 400 Pure Growth ETF	2,009,655
82,465	Rydex S&P Smallcap 600 Pure Value ETF	2,900,294
93,314	SPDR Barclays Capital High Yield Bond ETF	3,528,202
53,619	SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,731,572
19,944	Vanguard Extended Duration Treasury ETF	1,750,285
69,065	Vanguard Long-Term Bond ETF	5,502,408
20,738	Vanguard Small-Cap Growth ETF	1,314,374
	TOTAL INVESTMENT COMPANIES (Cost $55,693,437)	$54,832,977

SHORT TERM INVESTMENTS - 24.5%
MONEY MARKET FUNDS - 24.5%
4,357,027	Fidelity Institutional Government Portfolio, 0.08% (b)	$4,357,027
4,357,027	Fidelity Institutional Money Market Portfolio, 0.17% (b)	4,357,027
4,357,027	Goldman Sachs Financial Square Federal Fund, 0.04% (b)	4,357,027
4,358,782	Goldman Sachs Financial Square Government Fund, 0.08% (b)	4,358,782
4,357,027	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (b)	4,357,027
	TOTAL SHORT TERM INVESTMENTS (Cost $21,786,890)	$21,786,890

	TOTAL INVESTMENTS (Cost $77,480,334) - 86.3%	$76,620,737
	Other Assets in Excess of Liabilities - 13.7%	12,128,648
	TOTAL NET ASSETS - 100.0%	$88,749,385

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at May 31, 2010.

Evolution Alternative Investment Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 46.8%
66,182	Aberdeen Fund	$713,440
52,875	Arbitrage Fund	669,932
938	Claymore/BNY Mellon BRIC ETF	35,747
5,579	CurrencyShares Japanese Yen Trust	607,999
68,394	Diamond Hills Long/Short	1,033,438
1,485	Financial Select Sector SPDR Fund	21,800
1,460	First Trust ISE-Revere Natural Gas Index Fund	24,046
700	Franklin Gold & Precious Metals	29,601
600	Internet Architecture HOLDRS Trust	30,060
1,636	iShares Barclays 10-20 Year Treasury Bond Fund	184,868
711	iShares Barclays 1-3 Year Treasury Bond Fund	59,610
3,039	iShares Barclays 20+ Year Treasury Bond Fund	293,264
527	iShares Barclays 3-7 Year Treasury Bond Fund	59,788
1,293	iShares Barclays 7-10 Year Treasury Bond Fund	120,378
2,397	iShares Barclays TIPS Bond Fund	254,322
584	iShares Cohen & Steers Realty Majors Index Fund	34,123
598	iShares Dow Jones U.S. Basic Materials Sector Index Fund	34,869
302	iShares Dow Jones U.S. Financial Sector Index Fund	15,979
1,737	iShares Dow Jones U.S. Regional Banks Index Fund	41,462
448	iShares Dow Jones U.S. Telecommunications Sector Index Fund	8,781
1,146	iShares Dow Jones U.S. Utilities Sector Index Fund	80,232
1,231	iShares FTSE/Xinhua China 25 Index Fund	48,477
653	iShares MSCI All Country Asia ex Japan Index Fund	34,132
757	iShares MSCI BRIC Index Fund	31,294
6,350	iShares MSCI Chile Investable Market Index Fund	351,854
6,622	iShares MSCI Malaysia Index Fund	73,438
2,279	iShares MSCI Mexico Investable Market Index Fund	111,420
10,986	iShares MSCI Singapore Index Fund	120,956
1,539	iShares S&P Global Energy Sector Index Fund	48,648
861	iShares S&P Latin America 40 Index Fund	36,859
4,356	iShares S&P North American Natural Resources Sector Index Fund	142,006
1,674	Market Vectors Gold Miners ETF	83,466
577	Market Vectors Steel ETF	32,849
42,137	Merger Fund	653,972
32,263	Permanent Portfolio Fund	1,288,579
6,396	PowerShares 1-30 Laddered Treasury Portfolio	179,024
2,984	PowerShares DB US Dollar Index Bearish Fund	73,556
29,164	PowerShares DB US Dollar Index Bullish Fund	739,016
2,924	PowerShares Dynamic Banking Portfolio	37,706
2,726	PowerShares Dynamic Exploration & Production Portfolio	46,560
720	ProShares Ultra Real Estate	28,706
298	ProShares Ultra Semiconductors	9,503
418	ProShares Ultra Technology	19,901
533	ProShares UltraShort 20+ Year Treasury	21,469
853	ProShares UltraShort Basic Materials	33,813
1,242	ProShares UltraShort Financials	26,169
931	ProShares UltraShort MSCI Emerging Markets	52,620
2,264	ProShares UltraShort Oil & Gas	156,397
997	ProShares UltraShort Real Estate	27,258
2,331	RiverSource Precious Metal & Mining	29,697
23	Rydex Precious Metal	1,483
25,227	Sierra Core Retirement Fund	592,571
6,336	SPDR Barclays Capital 1-3 Month T-Bill ETF	290,569
4,977	SPDR Barclays Capital TIPS ETF	260,795
1,455	SPDR Dow Jones REIT ETF	79,065
6,814	SPDR KBW Bank ETF	168,783
1,508	SPDR KBW Insurance ETF	57,425
1,629	SPDR KBW Regional Banking ETF	41,067
1,531	SPDR S&P China ETF	103,113
1,218	SPDR S&P Emerging Asia Pacific ETF	85,138
792	SPDR S&P Emerging Middle East & Africa ETF	48,969
3,217	SPDR S&P Metals & Mining ETF	165,322
794	SPDR S&P Oil & Gas Equipment & Services ETF	20,993
1,484	SPDR S&P Oil & Gas Exploration & Production ETF	60,799
104,762	TFS Market Neutral Fund	1,596,580
400	The Regional Bank HOLDRS Trust	32,120
1,000	The Semiconductor HOLDRS Trust	27,420
461	Utilities HOLDRS Trust	41,458
3,416	Utilities Select Sector SPDR Fund	98,244
945	Vanguard Emerging Markets ETF	36,099
400	Vanguard Financials ETF	12,108
485	Vanguard Materials ETF	31,583
675	Vanguard REIT ETF	33,419
1,312	Vanguard Utilities ETF	80,032
22,416	Wasatch-1st Source Long/Short Fund	252,623
845	WisdomTree Emerging Markets Equity Income Fund	39,385
946	WisdomTree Pacific ex-Japan Total Dividend Fund	51,500
	TOTAL INVESTMENT COMPANIES (Cost $12,831,605)	$13,201,747

SHORT TERM INVESTMENTS - 57.4%
MONEY MARKET FUNDS - 57.4%
3,239,518	Fidelity Institutional Government Portfolio, 0.08%(a)	$3,239,518
3,239,518	Fidelity Institutional Money Market Portfolio, 0.17%(a)	3,239,518
3,220,565	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	3,220,565
3,239,621	Goldman Sachs Financial Square Government Fund, 0.08%(a)	3,239,621
3,239,518	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	3,239,518
	TOTAL SHORT TERM INVESTMENTS (Cost $16,178,740)	$16,178,740

	TOTAL INVESTMENTS (Cost $29,010,345) - 104.2%	$29,380,487
	Liabilities in Excess of Other Assets - (4.2)%	(1,183,184)
	TOTAL NET ASSETS - 100.00%	$28,197,303

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

Evolution Alternative Investment Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Depreciation
38	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $2,068,625)	$(47,699)

HCM Freedom Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 100.2%
MONEY MARKET FUNDS - 100.2%
5,378,874	Fidelity Institutional Government Portfolio, 0.08%(a)	$5,378,874
5,378,874	Fidelity Institutional Money Market Portfolio, 0.17%(a)	5,378,874
5,378,875	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	5,378,875
5,378,875	Goldman Sachs Financial Square Government Fund, 0.08%(a)	5,378,875
5,378,875	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	5,378,875
	TOTAL SHORT TERM INVESTMENTS (Cost $26,894,373)	$26,894,373

	TOTAL INVESTMENTS (Cost $26,894,373) - 100.2%	$26,894,373
	Liabilities in Excess of Other Assets - (0.2)%	(51,950)
	TOTAL NET ASSETS - 100.0%	$26,842,423

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

HCM Freedom Fund
Short Equity Swap Contracts
May 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Priceline.com, Inc.	2,600	$ 500,717	9/6/2011	$ 3,700

PSI Core Strength Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 61.4%
24,100	Consumer Staples Select Sector SPDR Fund	$635,035
10,500	CurrencyShares Euro Trust	1,284,885
43,100	Financial Select Sector SPDR ETF	632,708
6,600	iShares Barclays 20+ Year Treasury Bond Fund	636,900
10,900	iShares Dow Jones U.S. Basic Materials Sector Index Fund	635,579
10,600	iShares Dow Jones U.S. Healthcare Sector Index Fund	632,184
20,200	iShares Dow Jones U.S. Real Estate Sector Index Fund	1,008,990
8,900	iShares iBoxx $ Investment Grade Bond Fund	938,594
20,200	iShares S&P Europe 350 Index Fund	659,328
38,500	Market Vectors Gold Miners	1,919,610
24,000	ProShares Short Russell 2000 ETF	966,000
36,900	ProShares Short S&P 500 ETF	1,933,929
6,500	Retail HOLDRs ETF	631,280
47,200	SPDR Dow Jones Industrial Average ETF	4,789,384
55,200	SPDR S&P Homebuilders ETF	950,544
33,100	Utilities Select Sector SPDR Fund	951,956
	TOTAL INVESTMENT COMPANIES (Cost $19,273,991)	$19,206,906

SHORT TERM INVESTMENTS - 43.1%
MONEY MARKET FUNDS - 43.1%

2,692,475	Fidelity Institutional Government Portfolio, 0.08%(a)	$2,692,475
2,692,475	Fidelity Institutional Money Market Portfolio, 0.17%(a)	2,692,475
2,692,474	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	2,692,474
2,692,475	Goldman Sachs Financial Square Government Fund, 0.08%(a)	2,692,475
2,692,475	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,692,475
	TOTAL SHORT TERM INVESTMENTS (Cost $13,462,374)	$13,462,374

	TOTAL INVESTMENTS (Cost $32,736,365) - 104.5%	$32,669,280
	Liabilities in Excess of Other Assets - (4.5)%	(1,403,786)
	TOTAL NET ASSETS - 100.00%	$31,265,494

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

PSI Macro Trends Fund
Schedule of Investments
May 31, 2010 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 77.2%
149,212	AQR Diversified Arbitrage Fund	$1,611,492
157,118	Eaton Vance Global Macro Absolute Return Fund	1,629,315
12,900	iShares Barclays Treasury Inflation Protected Securities Bond Fund	1,368,690
6,300	iShares iBOXX $ High Yield Corporate Bond Fund	533,043
44,300	iShares MSCI EAFE Index Fund	2,140,576
55,600	iShares MSCI Emerging Markets Index Fund	2,118,360
20,400	iShares Russell 2000 Index Fund	1,351,500
11,400	iShares Russell Midcap Growth Index Fund	531,810
13,400	iShares Russell Midcap Value Index Fund	520,724
29,600	PowerShares QQQ Trust	1,350,352
48,700	ProShares Short S&P 500	2,552,367
29,100	SPDR S&P 500 ETF	3,184,704
12,000	SPDR S&P MidCap 400 ETF	1,664,280
	TOTAL INVESTMENT COMPANIES (Cost $19,015,274)	$20,557,213

SHORT TERM INVESTMENTS - 34.3%
MONEY MARKET FUNDS - 34.3%
1,787,647	Fidelity Institutional Government Portfolio, 0.08% (a)	$1,787,647
1,787,648	Fidelity Institutional Money Market Portfolio, 0.17% (a)	1,787,648
1,746,750	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,746,750
2,007,648	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	2,007,648
1,787,648	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	1,787,648
	TOTAL SHORT TERM INVESTMENTS (Cost $9,117,341)	$9,117,341

	TOTAL INVESTMENTS (Cost $28,132,615) - 111.5%	$29,674,554
	Liablities in Excess of Other Assets - (11.5)%	(3,053,661)
	TOTAL NET ASSETS - 100.00%	$26,620,893

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $220,000 of this security is held as collateral for swap contracts.

PSI Macro Trends Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Depreciation
82	E-Mini S&P 500 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $4,463,875)	$(235,074)

PSI Macro Trends Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Morgan Stanley Commodity Related Index	2,300	$ 1,196,791	6/4/2010	$ 497,332

PSI Total Return Fund
Schedule of Investments
May 31, 2010 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 37.1%
28,480	iShares Barclays TIPS Bond Fund	$3,021,728
676,732	PIMCO Total Return Fund	7,511,721
	TOTAL INVESTMENT COMPANIES (Cost $10,274,624)	$10,533,449

SHORT TERM INVESTMENTS - 56.8%
MONEY MARKET FUNDS - 56.8%
2,928,600	Fidelity Institutional Government Portfolio, 0.08%(a)	$2,928,600
2,928,600	Fidelity Institutional Money Market Portfolio, 0.17%(a)	2,928,600
2,928,600	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	2,928,600
4,388,599	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	4,388,599
2,928,599	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,928,599
	TOTAL SHORT TERM INVESTMENTS (Cost $16,102,998)	$16,102,998

	TOTAL INVESTMENTS (Cost $26,377,622) - 93.9%	$26,636,447
	Other Assets in Excess of Liabilities - 6.1%	1,716,807
	TOTAL NET ASSETS - 100.00%	$28,353,254

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $1,460,000 of this security is held as collateral for swap contracts.

PSI Total Return Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	140,050	$ 14,558,979	9/20/2010	$ 199,096

Spectrum Select Alternative Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 48.0%
247,167	Absolute Opportunities Fund	$2,946,232
383,554	Absolute Strategies Fund	4,057,998
54,672	Caldwell & Orkin Market Opportunity Fund	1,039,861
162,993	J.P. Morgan Market Neutral Fund	2,526,399
188,501	Managers AMG FQ Global Alternatives Fund	1,998,115
259,905	Merger Fund	4,033,723
171,767	TFS Market Neutral Fund	2,617,729
	TOTAL INVESTMENT COMPANIES (Cost $19,078,901)	$19,220,057

SHORT TERM INVESTMENTS - 51.8%
MONEY MARKET FUNDS - 51.8%
3,995,777	Fidelity Institutional Government Portfolio, 0.08% (a)	$3,995,777
3,995,777	Fidelity Institutional Money Market Portfolio, 0.17% (a)	3,995,777
4,027,233	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	4,027,233
4,775,777	Goldman Sachs Financial Square Government Fund, 0.08% (a)(b)	4,775,777
3,995,776	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	3,995,776
	TOTAL SHORT TERM INVESTMENTS (Cost $20,790,340)	$20,790,340

	TOTAL INVESTMENTS (Cost $39,869,241) - 99.8%	$40,010,397
	Other Assets in Excess of Liabilities - 0.2%	93,590
	TOTAL NET ASSETS - 100.0%	$40,103,987

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.
(b) $780,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
30	E-Mini Russell 2000 Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $1,982,700)	$1,973

Spectrum Select Alternative Fund
Long Equity Swap Contracts
May 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares iBOXX $ High Yield Corporate Bond Fund	43,600	$3,640,830	9/6/2011	$47,618
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	97,700	3,636,410	9/6/2011	57,098
		141,300	$7,277,240		$104,716

Spectrum Global Perspective Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 53.7%
619,000	iShares MSCI Emerging Markets Index Fund	$23,583,900
113,000	iShares MSCI EAFE Index Fund	5,460,160
	TOTAL INVESTMENT COMPANIES (Cost $28,526,847)	$29,044,060

SHORT TERM INVESTMENTS - 71.7%
MONEY MARKET FUNDS - 71.7%
7,748,520	Fidelity Institutional Government Portfolio, 0.08% (a)	$7,748,520
7,748,520	Fidelity Institutional Money Market Portfolio, 0.17% (a)	7,748,520
7,763,431	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	7,763,431
7,748,520	Goldman Sachs Financial Square Government Fund, 0.08% (a)	7,748,520
7,748,520	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (a)	7,748,520
	TOTAL SHORT TERM INVESTMENTS (Cost $38,757,511)	$38,757,511

	TOTAL INVESTMENTS (Cost $67,284,358) - 125.4%	$67,801,571
	Liabilities in Excess of Other Assets - (25.4)%	(13,712,572)
	TOTAL NET ASSETS - 100.0%	$54,088,999

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2010.

Spectrum Global Perspective Fund
Futures Contracts
May 31, 2010 (Unaudited)
		Unrealized
Contracts		Depreciation
62	U.S. Dollar Index Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $5,385,010)	$(6,149)

Spectrum Equity Opportunity Fund
Schedule of Investments
May 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 5.1%
Chemical Manufacturing - 0.5%
1,723	Dendreon Corporation (a)	$74,778

Computer and Electronic Product Manufacturing - 1.6%
300	Apple Inc. (a)	77,148
1,708	SanDisk Corporation (a)	79,627
8,235	Tellabs, Inc.	74,115
		230,890
Miscellaneous Manufacturing - 0.5%
1,765	Thoratec Corporation (a)	77,431

Nonstore Retailers - 0.5%
590	Amazon.com, Inc. (a)	74,021

Nursing and Residential Care Facilities - 0.5%
4,081	Ensign Group, Inc.	74,397

Printing and Related Support Activities - 0.5%
2,108	Valassis Communications, Inc. (a)	76,984

Securities, Commodity Contracts, and other Financial Investments and Related Activities - 0.5%
3,590	Encore Capital Group, Inc. (a)	75,031

Telecommunications - 0.5%
8,729	MetroPCS Communications, Inc. (a)	78,474
	TOTAL COMMON STOCKS (Cost $736,016)	$762,006

INVESTMENT COMPANIES - 19.6%
19,500	iShares MSCI Emerging Markets Index Fund	$742,950
16,500	iShares MSCI South Korea Index Fund	726,000
22,700	iShares S&P North American Natural Resources Sector Index Fund	740,020
29,000	SPDR KBW Regional Banking ETF	731,090
	TOTAL INVESTMENT COMPANIES (Cost $2,951,559)	$2,940,060

SHORT TERM INVESTMENTS - 87.2%
MONEY MARKET FUNDS - 87.2%
2,617,205	Fidelity Institutional Government Portfolio, 0.08% (b)	$2,617,205
2,617,205	Fidelity Institutional Money Market Portfolio, 0.17% (b)	2,617,205
2,617,206	Goldman Sachs Financial Square Federal Fund, 0.04% (b)	2,617,206
2,586,041	Goldman Sachs Financial Square Government Fund, 0.08% (b)	2,586,041
2,617,206	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05% (b)	2,617,206
	TOTAL SHORT TERM INVESTMENTS (Cost $13,054,863)	$13,054,863

	TOTAL INVESTMENTS (Cost $16,742,438) - 111.9%	$16,756,929
	Liabilities in Excess of Other Assets - (11.9)%	(1,789,561)
	TOTAL NET ASSETS - 100.0%	$14,967,368

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at May 31, 2010.

Spectrum Equity Opportunity Fund
Futures Contracts
May 31, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation
90	Russell 2000 Mini Futures
	Expiring June 2010 (Underlying Face Amount at Market Value $5,948,100)	$136,828

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$11,511,301	$28,872,405	$21,507,184
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$19,305,494	$9,596,691	$56,692,012
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Cost of investments	$18,112,757	$16,873,663	$11,982,347
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly Developed Markets Bull 2X Fund	Direxion Monthly Developed Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund
Cost of investments	4,030,971	$4,224,269	$9,274,396
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	U.S. Government Money Market Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$52,050,652	$46,896,148	$18,743,233
Gross unrealized appreciation	$0	$2,560,672	$168,229
Gross unrealized depreciation	$(0)	$(1,400,452)	$(2,122,113)
Net unrealized appreciation/(depreciation)	$0	$1,160,220	$(1,953,884)

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	HCM Freedom Fund
Cost of investments	$78,166,840	$29,219,458	$26,894,373
Gross unrealized appreciation	$643,581	$505,740	$0
Gross unrealized depreciation	$(2,189,684)	$(344,711)	$(0)
Net unrealized appreciation/(depreciation)	$(1,546,103)	$161,029	$0

	PSI Core Strength Fund	PSI Macro Trends Fund	PSI Total Return Fund
Cost of investments	$34,107,818	$29,733,328	$26,418,511
Gross unrealized appreciation	$230,706	$1,676,532	$258,876
Gross unrealized depreciation	$(1,669,244)	$(1,735,306)	$(40,940)
Net unrealized appreciation/(depreciation)	$(1,438,538)	$(58,774)	$217,936

Cost of investments	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Gross unrealized appreciation	$40,001,793	$70,048,003	$16,781,584
Gross unrealized depreciation	$254,858	$535,359	$31,144
Net unrealized appreciation/(depreciation)	$(246,254)	$(2,781,791)	$(55,799)
	$8,604	$(2,246,432)	$(24,655)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2010 (Unaudited):

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$11,511,301	$-	$-	$11,511,301
Other Financial Instruments*	$-	$(1,170,428)	$-	$(1,170,428)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$28,872,405	$-	$-	$28,872,405
Other Financial Instruments*	$-	$(1,453,621)	$-	$(1,453,621)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$21,507,184	$-	$-	$21,507,184
Other Financial Instruments*	$-	$556,846	$-	$556,846

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$19,305,494	$-	$-	$19,305,494
Other Financial Instruments*	$-	$(1,142,895)	$-	$(1,142,895)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,596,691	$-	$-	$9,596,691
Other Financial Instruments*	$(6,630)	$(20,380)	$-	$(27,010)

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$56,692,012	$-	$-	$56,692,012
Other Financial Instruments*	$17,374	$(1,047,514)	$-	$(1,030,140)

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$18,112,757	$-	$-	$18,112,757
Other Financial Instruments*	$-	$(5,226,638)	$-	$(5,226,638)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$16,873,663	$-	$-	$16,873,663
Other Financial Instruments*	$-	$(1,261,659)	$-	$(1,261,659)

Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$11,982,347	$-	$-	$11,982,347
Other Financial Instruments*	$-	$481,455	$-	$481,455

Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,030,971	$-	$-	$4,030,971
Other Financial Instruments*	$-	$(813,009)	$-	$(813,009)

Direxion Monthly Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,224,269	$-	$-	$4,224,269
Other Financial Instruments*	$-	$(114,348)	$-	$(114,348)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,274,396	$-	$-	$9,274,396
Other Financial Instruments*	$-	$(545,060)	$-	$(545,060)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$52,050,652	$-	$-	$52,050,652

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$46,141,307	$-	$-	$46,141,307
Short-Term Investments	$1,915,061	$-	$-	$1,915,061

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$9,284,922	$-	$-	$9,284,922
Short-Term Investments	$7,504,427	$-	$-	$7,504,427
Other Financial Instruments*	$2,722	$-	$-	$2,722

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$870	$-	$-	$870
Investment Companies	$54,832,977	$-	$-	$54,832,977
Short-Term Investments	$21,786,890	$-	$-	$21,786,890

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$13,201,747	$-	$-	$13,201,747
Short-Term Investments	$16,178,740	$-	$-	$16,178,740
Other Financial Instruments*	$(47,699)	$-	$-	$(47,699)

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$26,894,373	$-	$-	$26,894,373
Other Financial Instruments*	$-	$3,700	$-	$3,700

PSI Core Strength Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$19,206,906	$-	$-	$19,206,906
Short-Term Investments	$13,462,374	$-	$-	$13,462,374

PSI Macro Trends Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$20,557,213	$-	$-	$20,557,213
Short-Term Investments	$9,117,341	$-	$-	$9,117,341
Other Financial Instruments*	$(235,074)	$497,332	$-	$262,258

PSI Total Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$10,533,449	$-	$-	$10,533,449
Short-Term Investments	$16,102,998	$-	$-	$16,102,998
Other Financial Instruments*	$-	$199,096	$-	$199,096

Spectrum Select Alternative Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$19,220,057	$-	$-	$19,220,057
Short-Term Investments	$20,790,340	$-	$-	$20,790,340
Other Financial Instruments*	$1,973	$104,716	$-	$106,689

Spectrum Global Perspective Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$29,044,060	$-	$-	$29,044,060
Short-Term Investments	$38,757,511	$-	$-	$38,757,511
Other Financial Instruments*	$(6,149)	$-	$-	$(6,149)

Spectrum Equity Opportunity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$762,006	$-	$-	$762,006
Investment Companies	$2,940,060	$-	$-	$2,940,060
Short-Term Investments	$13,054,863	$-	$-	$13,054,863
Other Financial Instruments*	$136,828	$-	$-	$136,828

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

** For further information regarding industry classification, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date      7/21/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date       7/21/2010

By (Signature and Title)  /s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Principal Financial Officer

Date       7/2/2010